Long-Term Debt and Other Financial Liabilities (Tables)	6 Months Ended
Jun. 30, 2022
Long-Term Debt and Other Financial Liabilities [Abstract]
Long-Term Debt and Other Financial Liabilities
The amounts in the accompanying consolidated balance sheets are analyzed as follows:

	June 30, 2022	December 31, 2021
Long-term debt and other financial liabilities	250,940	218,551
Less: Deferred financing costs	(3,567)	(3,377)
Total	247,373	215,174
Less - current portion	(58,264)	(68,473)
Long-term portion	189,109	146,701

Long-Term Debt and Other Financial Liabilities [Member]
Long-Term Debt and Other Financial Liabilities [Abstract]
Annual Principal Payments
The annual principal payments required to be made after June 30, 2022 for all long-term debt and other financial liabilities, are as follows:

Twelve month periods ending June 30,	Amount
2023	59,620
2024	40,624
2025	38,938
2026	73,383
Thereafter	38,375
Total	250,940